Filed Pursuant to Rule 497(c)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

ADVISORS SERIES TRUST

On behalf of Advisors Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 31, 2014, to the Prospectus and Statement of Additional Information for the Wasmer Schroeder High Yield Municipal Fund, which was filed pursuant to Rule 497(c) on April 3, 2014 (Accession number 0000894189-14-001649).  The purpose of this filing is to submit the 497(c) filing dated March 31, 2014, in XBRL for the Wasmer Schroeder High Yield Municipal Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE